Derivative Instruments and Hedging Activities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives designated as a cash flow hedge:
Current Portion of Derivative Assets	$ 24,712	$ 27,215
Derivatives not designated as a cash flow hedge:
Derivative Assets	140,557	55,983
Accrued Liabilities	(24,525)	(30,975)
Current Portion of Derivative Liabilities	(117,337)	(144,111)
Derivative Liabilities	(569,542)	(387,124)
Foreign currency contracts [Member] | Derivatives designated as a cash flow hedge [Member]
Derivatives designated as a cash flow hedge:
Current Portion of Derivative Assets	1,551	3,437
Derivatives not designated as a cash flow hedge:
Derivative Assets	28	1,546
Current Portion of Derivative Liabilities	(1,192)	(652)
Derivative Liabilities	(264)	22
Foreign currency contracts [Member] | Derivatives not designated as a cash flow hedge [Member]
Derivatives designated as a cash flow hedge:
Current Portion of Derivative Assets	2,592	4,988
Derivatives not designated as a cash flow hedge:
Derivative Assets	3	3,172
Current Portion of Derivative Liabilities	(6,248)	(1,050)
Derivative Liabilities	(832)	(88)
Interest Rate Swap Agreements [Member] | Derivatives not designated as a cash flow hedge [Member]
Derivatives designated as a cash flow hedge:
Current Portion of Derivative Assets	15,608	16,759
Derivatives not designated as a cash flow hedge:
Derivative Assets	139,651	45,524
Accrued Liabilities	(24,750)	(31,174)
Current Portion of Derivative Liabilities	(109,897)	(135,171)
Derivative Liabilities	(568,446)	(387,058)
Cross currency swap [Member] | Derivatives not designated as a cash flow hedge [Member]
Derivatives designated as a cash flow hedge:
Current Portion of Derivative Assets	1,576
Derivatives not designated as a cash flow hedge:
Derivative Assets	875
Accrued Liabilities	225
Foinaven embedded derivative [Member] | Derivatives not designated as a cash flow hedge [Member]
Derivatives designated as a cash flow hedge:
Current Portion of Embedded Derivative Assets	3,385
Derivatives not designated as a cash flow hedge:
Embedded Derivative Assets		3,738
Embedded Derivative Liabilities		(7,238)
Forward freight agreements [Member] | Derivatives not designated as a cash flow hedge [Member]
Derivatives designated as a cash flow hedge:
Current Portion of Derivative Assets		2,031
Derivatives not designated as a cash flow hedge:
Derivative Assets		2,003
Accrued Liabilities		$ 199